Variable Interest Entities - Schedule of VIE Amounts in Consolidated Balance Sheets (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Variable Interest Entity
Current assets	$ 2,497	$ 2,196
Property, plant and equipment	10,888	10,125
Long-term investments and other assets	245	297
Current liabilities	(2,607)	(3,125)
Asset retirement obligations	(385)	(368)
VIE
Variable Interest Entity
Current assets	7	6
Property, plant and equipment	358	371
Long-term investments and other assets	50	53
Current liabilities	(2)	(3)
Asset retirement obligations	(2)	(3)
Net assets	$ 411	$ 424